Taxes (Details)				1 Months Ended	12 Months Ended
	May 01, 2024	Apr. 01, 2024	Mar. 16, 2007	Jul. 31, 2017	Jun. 30, 2024
Taxes [Line Items]
Effective tax rates, percentage					10.00%
Revenue of value added tax rate, percentage					11.00%
Percentage of value added tax		13.00%
After sales and cleaning service
EIT [Member]
Taxes [Line Items]
Percentage of uniform rate			25.00%
Effective tax rates, percentage			25.00%
Maximum [Member]
Taxes [Line Items]
Percentage of value added tax	17.00%
Minimum [Member]
Taxes [Line Items]
Percentage of value added tax	16.00%